COMMITMENT AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF LICENSE ANNUAL PAYMENTS	1. Annual license fee – annual payments as follows:
Year	US$K
1-4	0
5	10
6	20
7	30
8	40
9-15	50